Share Capital (Details) $ / shares in Units, $ in Thousands			3 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Aug. 20, 2014 USD ($) shares	Mar. 25, 2019	Oct. 01, 2019 USD ($) $ / shares shares	Nov. 15, 2018 shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares
Class of Stock [Line Items]
Classes of common shares	1					1
Common Shares, Conversion Basis						As part of the completion of the Poseidon Transaction, the outstanding shares of Class B common shares converted to Class A common shares on a one-for-one basis on January 2, 2019 and were also retrospectively adjusted for the one-for-eight reverse stock split.
Proceeds from offering of Class A common shares, net of offering costs | $						$ 50,710	$ 0	$ 0
Common Shares [Member]
Class of Stock [Line Items]
Shares Issued During Period, Shares, New Issues | shares				7,613,788	3,005,603	7,613,788	3,065,988
Shares Issued Price Per Share | $ / shares				$ 7.25
Proceeds from offering of Class A common shares | $				$ 55,200
Proceeds from offering of Class A common shares, net of offering costs | $				$ 50,710
Reverse Stock Split [Member] | Common Shares [Member]
Class of Stock [Line Items]
Shareholders' Equity Note, Reverse Stock Split, Conversion Ratio			8
Series B Preferred Shares [Member]
Class of Stock [Line Items]
Depositary shares issued | shares	428	1,400,000
Net proceeds from issuance | $	$ 856	$ 33,497				$ 856
Preferred shares dividend rate percentage						8.75%
Preferred shares issuance term description						The Company may, from time to time, issue depositary shares, each of which represents 1/100th of one share of the Company’s 8.75% Series B Cumulative Redeemable Perpetual Preferred Shares (the “Series B Preferred Shares”).
Preferred Shares, Redemption Terms						At any time after August 20, 2019 (or within 180 days after the occurrence of a fundamental change), the Series B Preferred Shares may be redeemed, at the discretion of the Company, in whole or in part, at a redemption price of $2,500.00 per share (equivalent to $25.00 per depositary share).
Redemption price per share | $ / shares	$ 2,500.00					$ 2,500.00
Redemption price per depositary share | $ / shares						25.00
Preferred shares, par value | $ / shares	$ 0.01					$ 0.01	$ 0.01	$ 0.01
Series B Preferred Shares [Member] | Preferred Shares [Member]
Class of Stock [Line Items]
Preferred shares issued | shares						428
Series B Preferred Shares [Member] | Installment 3 - FY 2014 [Member]
Class of Stock [Line Items]
Dividend declaration date						Sep. 22, 2014
Common Class A [Member]
Class of Stock [Line Items]
Convertible Preferred Shares, Shares to be Issued upon Conversion | shares	12,955,187					12,955,187
Common Class A [Member] | 2015 Plan [Member] | Director [Member]
Class of Stock [Line Items]
Shares issued | shares					60,425		4,266
Series C Preferred Shares [Member]
Class of Stock [Line Items]
Preferred shares, par value | $ / shares	$ 0.01					$ 0.01	$ 0.01
Series C Preferred Shares [Member] | Preferred Shares [Member]
Class of Stock [Line Items]
Preferred shares issued | shares					250,000		250,000
Preferred shares, par value | $ / shares	$ 0.01					$ 0.01
Preferred Shares Number Of Voting Rights	38.75					38.75
Convertible Preferred Shares, Terms of Conversion						Each Series C Preferred Share carries 38.75 votes and are convertible in certain circumstances to a total of 12,955,187 Class A common shares.